T. ROWE PRICE Balanced Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.1%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 2,009
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.38%, 12/26/31 (1) 200,416 201
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 165,257 162
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,182
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  735,000 745
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 595
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 107
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  400,000 406
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,616
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 195,000 197
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 235,000 240
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 3,420,000 3,419
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 2,715,000 2,731
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,834,000 2,757
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  1,800,000 1,798

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 648,000 626
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,196,600 1,127
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,497,650 1,359
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 425,831 441
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 342,377 354
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.786%, 1/17/37 (1) 1,385,000 1,389
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 155,000 158
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 110,000 113
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,607
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 2,565,000 2,612
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,235
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 1,676,575 1,733
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 215,131 219
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.852%, 4/22/37 (1) 1,350,000 1,358
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.698%, 7/15/35 (1) 1,160,000 1,161

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28 (1) 16,817 17
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.051%, 1/15/36 (1) 1,075,000 1,081
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.591%, 10/15/32 (1) 1,205,000 1,205
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.009%, 10/18/33 (1) 1,210,000 1,213
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 465,657 453
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 420,731 412
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 267,842 248
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 165,000 168
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.768%, 11/15/36 (1) 1,405,000 1,410
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 145,000 146
Progress Residential Trust
Series 2024-SFR4, Class A
3.10%, 7/17/41 (1) 2,505,000 2,349
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 345,000 322
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 601,272 605
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 180,000 181
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 175,000 177

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 390,000 405
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 400,000 412
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,555,686 1,416
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.835%, 4/25/37 (1) 2,220,000 2,231
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 281,260 277
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 714,278 666
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,469,356 1,322
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  585,000 597
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 158,186 160
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 349,219 356
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 170,000 174
Total Asset-Backed Securities (Cost $52,033) 51,660
BOND MUTUAL FUNDS  5.3%
T. Rowe Price Inflation Protected Bond Fund - I Class,
2.93% (2)(3) 2,132,879 23,121
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.37% (2)(3) 27,312,014 217,130
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.81% (2)(3) 2,313,371 11,127
Total Bond Mutual Funds (Cost $262,563) 251,378

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  61.2%
COMMUNICATION SERVICES  4.6%
Diversified Telecommunication Services  0.4%
AT&T  21,100 464
BT Group (GBP) (4) 2,851,016 5,651
KT (KRW)  126,340 3,867
Nippon Telegraph & Telephone (JPY)  8,382,100 8,593
Verizon Communications  11,567 520
19,095
Entertainment  0.5%
Electronic Arts  3,500 502
Netflix (5) 24,269 17,213
Sea, ADR (5) 22,636 2,134
Spotify Technology (5) 1,200 442
Walt Disney  14,600 1,405
21,696
Interactive Media & Services  2.9%
Alphabet, Class A  111,448 18,484
Alphabet, Class C  319,782 53,465
LY (JPY)  746,300 2,175
Meta Platforms, Class A  108,045 61,849
NAVER (KRW)  23,694 3,052
Tencent Holdings (HKD)  36,100 2,007
141,032
Media  0.4%
Comcast, Class A  241,367 10,082
CyberAgent (JPY) (4) 375,200 2,667
WPP (GBP)  597,769 6,123
18,872
Wireless Telecommunication Services  0.4%
T-Mobile U.S.  95,099 19,625
19,625
Total Communication Services 220,320
CONSUMER DISCRETIONARY  6.2%
Automobile Components  0.3%
Autoliv , SDR (SEK)  46,486 4,350
Denso (JPY)  354,900 5,335
Dowlais Group (GBP)  1,184,819 927
Magna International (4) 90,533 3,715

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stanley Electric (JPY)  96,500 1,809
16,136
Automobiles  0.8%
Ford Motor  10,000 105
General Motors  6,987 313
Honda Motor (JPY)  178,800 1,909
Suzuki Motor (JPY)  342,800 3,860
Tesla (5) 93,134 24,367
Toyota Motor (JPY)  523,300 9,406
39,960
Broadline Retail  1.9%
Alibaba Group Holding, ADR  17,123 1,817
Amazon.com (5) 417,851 77,858
Isetan Mitsukoshi Holdings (JPY)  204,700 3,213
Next (GBP)  50,068 6,559
89,447
Hotels, Restaurants & Leisure  1.3%
Airbnb, Class A (5) 6,186 784
Amadeus IT Group (EUR)  77,565 5,618
Booking Holdings  3,204 13,496
Chipotle Mexican Grill (5) 138,763 7,996
Compass Group (GBP)  303,874 9,742
Domino's Pizza  1,358 584
DoorDash , Class A (5) 15,553 2,220
Hilton Worldwide Holdings  13,845 3,191
Las Vegas Sands  18,590 936
Marriott International, Class A  4,783 1,189
McDonald's  41,481 12,631
Norwegian Cruise Line Holdings (5) 15,982 328
Royal Caribbean Cruises  6,879 1,220
Starbucks  34,100 3,324
Wingstop 1,427 594
Wynn Resorts  6,371 611
64,464
Household Durables  0.4%
NVR (5) 201 1,972
Panasonic Holdings (JPY)  452,300 3,973
Persimmon (GBP)  156,503 3,444
Sony Group (JPY)  456,000 8,859
18,248

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail  1.1%
AutoZone (5) 2,439 7,683
Bath & Body Works  5,133 164
Burlington Stores (5) 2,639 695
Carvana  (5) 53,082 9,242
Home Depot  34,709 14,064
Kingfisher (GBP)  1,682,897 7,263
Lowe's  7,480 2,026
O'Reilly Automotive (5) 1,103 1,270
Ross Stores  30,280 4,558
TJX  37,711 4,433
Tractor Supply  6,252 1,819
Ulta Beauty (5) 800 311
53,528
Textiles, Apparel & Luxury Goods  0.4%
Cie Financiere Richemont , Class A (CHF)  29,053 4,614
Kering (EUR)  9,483 2,730
Lululemon Athletica  (5) 6,638 1,801
Moncler (EUR)  73,707 4,686
NIKE, Class B  10,391 919
Samsonite International (HKD)  763,500 2,066
16,816
Total Consumer Discretionary 298,599
CONSUMER STAPLES  4.2%
Beverages  0.9%
Coca-Cola  226,077 16,246
Constellation Brands, Class A  3,239 834
Diageo (GBP)  160,275 5,598
Heineken (EUR)  69,175 6,141
Keurig Dr Pepper  221,022 8,284
Kirin Holdings (JPY)  136,300 2,077
Monster Beverage (5) 9,144 477
PepsiCo  21,298 3,622
43,279
Consumer Staples Distribution & Retail  0.8%
Costco Wholesale  6,259 5,549
Dollar General  31,591 2,672
Dollar Tree (5) 45,092 3,171
Seven & i Holdings (JPY)  484,600 7,297
Sysco  4,500 351
Target  7,635 1,190
Walmart  204,163 16,486

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Welcia Holdings (JPY)  66,900 950
37,666
Food Products  0.7%
Barry Callebaut (CHF)  1,056 1,955
Campbell Soup  2,800 137
General Mills  4,100 303
Mondelez International, Class A  99,928 7,362
Nestle (CHF)  198,467 19,944
Tyson Foods, Class A  4,365 260
Wilmar International (SGD)  1,692,300 4,389
34,350
Household Products  0.6%
Clorox  1,800 293
Colgate-Palmolive  121,067 12,568
Kimberly-Clark  4,600 655
Procter & Gamble  97,953 16,965
30,481
Personal Care Products  1.1%
Estee Lauder, Class A  3,100 309
Kenvue 978,820 22,640
L'Oreal (EUR)  16,348 7,333
Puig Brands, Class B (EUR) (5) 78,799 1,811
Unilever (GBP)  286,808 18,595
50,688
Tobacco  0.1%
Altria Group  8,429 430
Philip Morris International  32,276 3,919
4,349
Total Consumer Staples 200,813
ENERGY  2.4%
Energy Equipment & Services  0.2%
Halliburton  26,831 779
Schlumberger  258,210 10,832
11,611
Oil, Gas & Consumable Fuels  2.2%
Chesapeake Energy  27,553 2,266
Chevron  75,097 11,060
ConocoPhillips  122,159 12,861
Devon Energy  7,900 309
Diamondback Energy  27,351 4,715
EOG Resources  11,129 1,368

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQT  206,342 7,560
Equinor (NOK)  362,531 9,172
Exxon Mobil  164,411 19,272
Hess  1,916 260
Kinder Morgan  38,870 859
Marathon Petroleum  9,908 1,614
Phillips 66  2,839 373
Range Resources  241,075 7,416
Shell, ADR  125,883 8,302
Suncor Energy  8,153 301
Targa Resources  3,225 477
TotalEnergies (EUR)  191,651 12,445
Valero Energy  3,548 479
Viper Energy  21,352 963
Williams  87,374 3,989
106,061
Total Energy 117,672
FINANCIALS  10.5%
Banks  3.2%
ANZ Group Holdings (AUD)  198,105 4,163
Bank of America  460,374 18,268
BNP Paribas (EUR)  67,176 4,610
Citigroup  101,553 6,357
DBS Group Holdings (SGD)  169,300 5,014
DNB Bank (NOK)  470,293 9,644
East West Bancorp  18,435 1,525
Fifth Third Bancorp  22,509 964
HDFC Bank (INR)  238,689 4,916
Huntington Bancshares  187,279 2,753
ING Groep (EUR)  555,569 10,080
Intesa Sanpaolo (EUR)  1,118,675 4,789
JPMorgan Chase  139,483 29,411
KeyCorp  237,119 3,972
Mitsubishi UFJ Financial Group (JPY)  686,500 7,049
National Bank of Canada (CAD) (4) 92,485 8,735
PNC Financial Services Group  3,000 555
Popular  2,900 291
Standard Chartered (GBP) (4) 529,324 5,614
Sumitomo Mitsui Trust Group (JPY)  115,108 2,755
Svenska Handelsbanken , Class A (SEK)  447,281 4,595
Truist Financial  5,386 230
U.S. Bancorp  15,800 723
UniCredit (EUR)  98,750 4,335

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Overseas Bank (SGD)  278,900 6,962
Wells Fargo  45,536 2,572
Western Alliance Bancorp  4,063 351
151,233
Capital Markets  1.6%
Ares Management, Class A  5,467 852
Bank of New York Mellon  16,793 1,207
BlackRock  1,934 1,836
Blackstone  3,600 551
Bridgepoint Group (GBP)  691,482 3,193
Brookfield (CAD)  108,144 5,744
Cboe Global Markets  4,563 935
Charles Schwab  268,824 17,423
CME Group  20,063 4,427
CVC Capital Partners (EUR) (5) 161,826 3,617
FactSet Research Systems  600 276
Goldman Sachs Group  16,349 8,095
Intercontinental Exchange  10,072 1,618
Julius Baer Group (CHF)  85,707 5,168
KKR  9,472 1,237
LPL Financial Holdings  1,534 357
Macquarie Group (AUD)  32,088 5,134
Moody's  2,000 949
Morgan Stanley  42,161 4,395
MSCI  1,469 856
S&P Global  10,307 5,325
TPG  5,700 328
Tradeweb Markets, Class A  7,222 893
74,416
Consumer Finance  0.3%
American Express  44,540 12,079
Discover Financial Services  6,931 973
13,052
Financial Services  2.7%
Adyen (EUR) (5) 2,295 3,593
Apollo Global Management  4,844 605
Berkshire Hathaway, Class B (5) 74,832 34,442
Challenger (AUD)  325,045 1,451
Corebridge Financial  137,819 4,019
Corpay  (5) 18,992 5,940
Edenred (EUR)  52,464 1,987
Equitable Holdings  14,118 594

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fiserv (5) 97,054 17,436
Global Payments  12,428 1,273
Mastercard , Class A  44,152 21,802
Mitsubishi HC Capital (JPY)  296,400 2,105
Visa, Class A  110,832 30,473
Voya Financial  15,234 1,207
126,927
Insurance  2.6%
AIA Group (HKD)  691,000 6,034
Allstate  42,267 8,016
American International Group  24,847 1,819
AXA (EUR)  365,071 14,054
Axis Capital Holdings  4,844 386
Chubb  48,801 14,074
Definity Financial (CAD)  69,486 2,801
Hartford Financial Services Group  16,580 1,950
Mandatum (EUR)  331,014 1,639
Marsh & McLennan  21,109 4,709
MetLife  50,848 4,194
Munich Re (EUR)  29,313 16,153
Progressive  17,779 4,512
RenaissanceRe Holdings  4,580 1,247
Sampo , Class A (EUR)  153,240 7,147
Storebrand (NOK)  503,026 5,520
Sun Life Financial (CAD)  121,550 7,051
Tokio Marine Holdings (JPY)  289,700 10,682
Travelers  28,431 6,656
Zurich Insurance Group (CHF)  11,176 6,752
125,396
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  141,600 2,842
2,842
Total Financials 493,866
HEALTH CARE  8.2%
Biotechnology  0.4%
AbbVie  21,889 4,323
Amgen  9,864 3,178
Argenx , ADR (5) 7,600 4,120
BeiGene , ADR (4)(5) 1,800 404
Biogen (5) 3,554 689
Genmab (DKK) (5) 11,050 2,679
Gilead Sciences  12,311 1,032

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Regeneron Pharmaceuticals (5) 2,107 2,215
Vertex Pharmaceuticals (5) 2,819 1,311
19,951
Health Care Equipment & Supplies  1.4%
Abbott Laboratories  12,293 1,402
Alcon (CHF)  43,663 4,370
Becton Dickinson & Company  31,794 7,666
Boston Scientific (5) 17,374 1,456
Dexcom  (5) 11,628 780
Edwards Lifesciences (5) 5,794 382
Elekta , Class B (SEK) (4) 341,076 2,431
EssilorLuxottica (EUR)  21,206 5,024
GE HealthCare Technologies  28,855 2,708
Hologic  (5) 10,608 864
IDEXX Laboratories (5) 800 404
Intuitive Surgical (5) 28,261 13,884
Koninklijke Philips (EUR) (5) 234,858 7,700
Medtronic  9,339 841
Siemens Healthineers (EUR)  130,535 7,840
Stryker  17,343 6,265
Zimmer Biomet Holdings  13,210 1,426
65,443
Health Care Providers & Services  1.9%
Cencora 47,532 10,698
Cigna Group  23,470 8,131
CVS Health  4,900 308
Elevance Health  35,302 18,357
Fresenius (EUR) (5) 74,520 2,843
HCA Healthcare  5,292 2,151
Humana  8,648 2,739
McKesson  2,270 1,122
Molina Healthcare (5) 2,280 786
Quest Diagnostics  3,600 559
Tenet Healthcare (5) 51,287 8,524
UnitedHealth Group  60,317 35,266
91,484
Life Sciences Tools & Services  0.9%
Danaher  52,237 14,523
Evotec (EUR) (4)(5) 59,146 424
ICON (5) 2,095 602
IQVIA Holdings (5) 1,069 253
Mettler -Toledo International (5) 800 1,200

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Repligen  (5) 4,500 670
Revvity 54,019 6,901
Thermo Fisher Scientific  29,462 18,224
42,797
Pharmaceuticals  3.6%
Astellas Pharma (JPY)  376,500 4,351
AstraZeneca, ADR  372,448 29,017
Bayer (EUR)  93,584 3,166
Bristol-Myers Squibb  95,700 4,951
Chugai Pharmaceutical (JPY)  93,100 4,513
Eli Lilly  41,144 36,451
Johnson & Johnson  133,568 21,646
Merck  71,088 8,073
Novartis (CHF)  116,054 13,363
Novo Nordisk, ADR  10,415 1,240
Novo Nordisk, Class B (DKK)  116,859 13,861
Pfizer  56,470 1,634
Roche Holding (CHF)  39,375 12,601
Sanofi (EUR)  124,116 14,291
Sanofi, ADR  5,700 328
Shionogi (JPY)  111,300 1,595
Viatris 7,382 86
Zoetis  15,194 2,969
174,136
Total Health Care 393,811
INDUSTRIALS & BUSINESS SERVICES  6.5%
Aerospace & Defense  1.2%
Boeing (5) 16,762 2,549
General Dynamics  17,774 5,371
General Electric  87,234 16,451
Howmet Aerospace  10,031 1,006
L3Harris Technologies  30,612 7,282
Lockheed Martin  689 403
Melrose Industries (GBP)  944,128 5,770
Northrop Grumman  7,227 3,816
RTX  11,889 1,440
Safran (EUR)  35,132 8,267
TransDigm Group  2,398 3,422
55,777
Air Freight & Logistics  0.1%
FedEx  18,889 5,170
5,170

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products  0.1%
Carrier Global  17,174 1,382
Johnson Controls International  8,405 652
Owens Corning  8,500 1,501
Trane Technologies  2,490 968
4,503
Commercial Services & Supplies  0.4%
Cintas  12,880 2,652
Copart  (5) 14,792 775
Element Fleet Management (CAD)  417,107 8,870
Republic Services  24,441 4,909
Veralto 4,598 514
Waste Connections  4,282 765
Waste Management  4,600 955
19,440
Construction & Engineering  0.1%
Worley (AUD)  405,136 4,129
4,129
Electrical Equipment  1.2%
ABB (CHF)  198,062 11,491
AMETEK  56,873 9,765
Emerson Electric  4,900 536
GE Vernova  (5) 12,741 3,249
Hubbell  2,330 998
Legrand (EUR)  64,269 7,404
Mitsubishi Electric (JPY)  389,200 6,313
Prysmian (EUR)  137,795 10,026
Rockwell Automation  31,328 8,410
Sensata Technologies Holding  3,400 122
Vertiv Holdings, Class A  4,000 398
58,712
Ground Transportation  0.9%
Canadian National Railway  1,078 126
Central Japan Railway (JPY)  135,100 3,120
CSX  252,052 8,703
JB Hunt Transport Services  180 31
Norfolk Southern  34,681 8,618
Old Dominion Freight Line  47,998 9,534
Saia (5) 2,709 1,185
Uber Technologies (5) 41,344 3,107

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Union Pacific  30,651 7,555
41,979
Industrial Conglomerates  0.7%
DCC (GBP)  54,731 3,736
Honeywell International  10,567 2,184
Roper Technologies  10,342 5,755
Siemens (EUR)  114,404 23,145
34,820
Machinery  1.0%
Caterpillar  2,413 944
Cummins  22,446 7,268
Deere  20,167 8,416
Dover  7,607 1,458
Esab 3,172 337
Fortive 7,600 600
IDEX  2,364 507
Ingersoll Rand  8,332 818
KION Group (EUR)  65,358 2,581
Parker-Hannifin  5,300 3,348
Sandvik (SEK)  250,744 5,611
SMC (JPY)  4,800 2,147
Stanley Black & Decker  20,402 2,247
THK (JPY)  97,000 1,716
Westinghouse Air Brake Technologies  56,522 10,274
Xylem  1,000 135
48,407
Passenger Airlines  0.0%
Delta Air Lines  8,800 447
United Airlines Holdings (5) 6,300 359
806
Professional Services  0.3%
Booz Allen Hamilton Holding  1,500 244
Equifax  2,135 627
Recruit Holdings (JPY)  109,100 6,628
TechnoPro Holdings (JPY)  160,600 3,126
Teleperformance (EUR)  19,086 1,975
Verisk Analytics  2,900 777
13,377
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  28,985 2,246
Bunzl (GBP)  115,900 5,489

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ferguson Enterprises  20,439 4,059
Mitsubishi (JPY)  191,700 3,983
SiteOne Landscape Supply (5) 3,501 528
Sumitomo (JPY)  264,700 5,944
22,249
Total Industrials & Business Services 309,369
INFORMATION TECHNOLOGY  13.8%
Communications Equipment  0.2%
Arista Networks (5) 2,303 884
Cisco Systems  41,300 2,198
LM Ericsson, Class B (SEK) (4) 686,465 5,187
8,269
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  65,874 4,292
Hamamatsu Photonics (JPY)  151,000 1,970
Keysight Technologies (5) 76,163 12,105
Largan Precision (TWD)  19,000 1,523
Murata Manufacturing (JPY)  146,100 2,891
Omron (JPY)  56,900 2,601
TE Connectivity  73,035 11,028
Teledyne Technologies (5) 2,504 1,096
Zebra Technologies, Class A (5) 2,962 1,097
38,603
IT Services  0.4%
Accenture, Class A  12,960 4,581
Gartner (5) 600 304
International Business Machines  6,848 1,514
MongoDB (5) 7,129 1,927
Nomura Research Institute (JPY)  132,100 4,903
Shopify, Class A (5) 53,299 4,271
Snowflake, Class A (5) 5,986 688
18,188
Semiconductors & Semiconductor Equipment  5.6%
Advanced Micro Devices (5) 89,682 14,715
Analog Devices  30,228 6,958
ASML Holding (EUR)  19,751 16,430
ASML Holding  7,670 6,391
BE Semiconductor Industries (EUR)  18,637 2,377
Broadcom  171,510 29,585
Entegris 7,314 823
KLA  3,871 2,998

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lam Research  4,008 3,271
Marvell Technology  16,500 1,190
Monolithic Power Systems  5,653 5,226
NVIDIA  987,380 119,907
NXP Semiconductors  29,079 6,979
ON Semiconductor (5) 4,500 327
QUALCOMM  34,859 5,928
Renesas Electronics (JPY)  193,900 2,814
Taiwan Semiconductor Manufacturing (TWD)  712,969 21,499
Taiwan Semiconductor Manufacturing, ADR  16,064 2,790
Texas Instruments  72,775 15,033
Tokyo Electron (JPY)  27,100 4,833
270,074
Software  4.3%
Adobe (5) 6,493 3,362
Atlassian , Class A (5) 7,921 1,258
Autodesk (5) 4,962 1,367
BILL Holdings (5) 12,595 664
Cadence Design Systems (5) 5,020 1,361
Canva , Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (5)(6)
(7) 392 435
Confluent, Class A (5) 19,455 396
Crowdstrike Holdings, Class A (5) 8,016 2,248
Datadog , Class A (5) 8,376 964
Descartes Systems Group (5) 4,203 433
Dynatrace  (5) 10,200 545
Fair Isaac (5) 461 896
Fortinet (5) 37,706 2,924
Gen Digital  45,140 1,238
Gusto, Acquisition Date: 10/4/21, Cost $216 (5)(6)(7) 7,517 140
Intuit  12,992 8,068
Microsoft  312,262 134,366
Oracle  22,336 3,806
Palo Alto Networks (5) 2,109 721
Salesforce  20,879 5,715
SAP (EUR)  56,273 12,871
ServiceNow  (5) 16,186 14,477
Synopsys (5) 14,129 7,155
Workday, Class A (5) 739 181
Zscaler  (5) 1,800 308
205,899
Technology Hardware, Storage & Peripherals  2.5%
Apple  487,713 113,637

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pure Storage, Class A (5) 7,080 356
Samsung Electronics (KRW)  140,240 6,555
Western Digital (5) 13,079 893
121,441
Total Information Technology 662,474
MATERIALS  2.3%
Chemicals  1.2%
Air Liquide (EUR)  41,845 8,081
Akzo Nobel (EUR)  56,617 3,999
Asahi Kasei (JPY)  339,800 2,576
BASF (EUR)  74,164 3,931
CF Industries Holdings  9,023 774
Covestro (EUR) (5) 60,652 3,780
Johnson Matthey (GBP)  139,170 2,838
Linde  29,988 14,300
Mosaic  127,614 3,417
RPM International  1,312 159
Sherwin-Williams  30,520 11,649
Umicore (EUR)  108,333 1,406
56,910
Construction Materials  0.1%
Martin Marietta Materials  6,501 3,499
Vulcan Materials  3,238 811
4,310
Containers & Packaging  0.2%
Ball  11,942 811
International Paper  161,432 7,886
Packaging Corp. of America  3,752 808
9,505
Metals & Mining  0.7%
Agnico Eagle Mines  5,749 463
Antofagasta (GBP)  239,481 6,455
BHP Group (AUD)  112,848 3,503
BHP Group (GBP) (4) 170,705 5,290
Franco-Nevada (4) 35,893 4,460
Freeport-McMoRan  34,188 1,707
IGO (AUD)  437,530 1,757
Pilbara Minerals (AUD) (5) 1,269,683 2,856
South32 (AUD)  950,812 2,439
Southern Copper  17,241 1,994
Steel Dynamics  6,833 862

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wheaton Precious Metals (4) 47,619 2,909
34,695
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  239,471 3,064
West Fraser Timber  8,798 856
3,920
Total Materials 109,340
REAL ESTATE  0.9%
Health Care Real Estate Investment Trusts  0.0%
Welltower , REIT  10,831 1,387
1,387
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  15,616 1,972
Rexford Industrial Realty, REIT  20,870 1,050
3,022
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  429,585 2,046
2,046
Real Estate Management & Development  0.2%
CBRE Group, Class A (5) 3,234 402
CoStar Group (5) 4,294 324
Mitsui Fudosan (JPY)  752,100 7,087
7,813
Residential Real Estate Investment Trusts  0.1%
American Homes 4 Rent, Class A, REIT  8,019 308
AvalonBay Communities, REIT  2,008 452
Camden Property Trust, REIT  1,400 173
Equity LifeStyle Properties, REIT  28,853 2,058
Essex Property Trust, REIT  2,893 855
Sun Communities, REIT  3,890 526
4,372
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  14,221 330
Regency Centers, REIT  4,400 318
Scentre Group (AUD)  2,124,311 5,340
Simon Property Group, REIT  2,038 345
6,333
Specialized Real Estate Investment Trusts  0.4%
American Tower, REIT  10,016 2,329
Crown Castle, REIT  900 107

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CubeSmart , REIT  6,407 345
Equinix , REIT  5,209 4,624
Public Storage, REIT  25,525 9,288
SBA Communications, REIT  600 144
Weyerhaeuser, REIT  6,384 216
17,053
Total Real Estate 42,026
UTILITIES  1.6%
Electric Utilities  0.8%
Constellation Energy  29,156 7,581
Duke Energy  3,100 357
Entergy  6,000 790
Evergy 6,900 428
Exelon  174,100 7,060
FirstEnergy  12,244 543
NextEra Energy  84,586 7,150
PG&E  113,292 2,240
PPL  5,700 188
Southern  15,398 1,389
Xcel Energy  177,576 11,596
39,322
Gas Utilities  0.1%
Atmos Energy  40,787 5,658
5,658
Independent Power & Renewable Electricity
Producers  0.1%
Electric Power Development (JPY)  198,200 3,314
Vistra 4,648 551
3,865
Multi-Utilities  0.6%
Ameren  102,066 8,927
CenterPoint Energy  10,363 305
CMS Energy  7,900 558
Dominion Energy  6,298 364
Engie (EUR)  550,056 9,512
National Grid (GBP)  605,313 8,367
Sempra  4,200 351
28,384
Total Utilities 77,229
Total Common Stocks (Cost $1,347,967) 2,925,519

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.0%
INFORMATION TECHNOLOGY  0.0%
Software  0.0%
Canva , Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (5)(6)(7) 25 28
Canva , Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(6)(7) 2 2
Databricks , Series G, Acquisition Date: 2/1/21, Cost $229 (5)
(6)(7) 3,879 339
Databricks , Series H, Acquisition Date: 8/31/21, Cost $625 (5)
(6)(7) 8,505 743
Databricks , Series I, Acquisition Date: 9/14/23, Cost $112 (5)
(6)(7) 1,526 133
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (5)(6)(7) 10,431 194
Total Information Technology 1,439
Total Convertible Preferred Stocks (Cost $1,329) 1,439
CORPORATE BONDS  8.6%
AbbVie, 2.95%, 11/21/26  920,000 901
AbbVie, 3.20%, 5/14/26  420,000 415
AbbVie, 4.50%, 5/14/35  1,900,000 1,886
AbbVie, 4.70%, 5/14/45  915,000 877
AbbVie, 4.80%, 3/15/29 (4) 1,260,000 1,293
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 937
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 898
AerCap Ireland Capital, 5.75%, 6/6/28 (4) 1,840,000 1,913
AerCap Ireland Capital, 6.15%, 9/30/30  225,000 242
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 369
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,616
AIA Group, 3.20%, 3/11/25 (1) 1,020,000 1,012
AIB Group, VR, 6.608%, 9/13/29 (1)(8) 650,000 694
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,181
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 649
Allstate, 5.55%, 5/9/35  1,000,000 1,062
Ally Financial, 2.20%, 11/2/28 (4) 700,000 628
Altria Group, 2.35%, 5/6/25  415,000 409
Amazon.com, 3.875%, 8/22/37  1,645,000 1,547
Ameren, 5.70%, 12/1/26  1,820,000 1,870
America Movil , 2.875%, 5/7/30 (4) 2,525,000 2,333
America Movil , 6.375%, 3/1/35  300,000 337
American Express, VR, 6.489%, 10/30/31 (8) 2,785,000 3,075
American Honda Finance, 5.65%, 11/15/28  1,655,000 1,745

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Amgen, 2.77%, 9/1/53 (4) 447,000 293
Amphenol, 5.05%, 4/5/29  895,000 925
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,277
APA Infrastructure, 4.25%, 7/15/27 (1) 620,000 620
Appalachian Power, 4.45%, 6/1/45 (4) 2,450,000 2,124
AT&T, 2.25%, 2/1/32  1,400,000 1,199
AT&T, 3.50%, 6/1/41  680,000 559
Athene Global Funding, 4.86%, 8/27/26 (1) 2,935,000 2,954
Atlassian , 5.25%, 5/15/29  575,000 595
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,338
AutoZone, 3.125%, 4/21/26  650,000 637
AutoZone, 5.05%, 7/15/26  2,690,000 2,728
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 3,175,000 3,262
Banco Santander, 3.49%, 5/28/30  200,000 188
Banco Santander, 5.439%, 7/15/31  3,600,000 3,757
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,312
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand , 5.375%, 4/17/25 (1) 1,110,000 1,112
Bank of America, 6.11%, 1/29/37  900,000 997
Bank of America, 6.75%, 6/1/28  700,000 750
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 1,937
Bank of America, VR, 2.676%, 6/19/41 (4)(8) 3,450,000 2,592
Bank of America, Series N, VR, 2.651%, 3/11/32 (4)(8) 2,325,000 2,079
Bank of Montreal, 2.65%, 3/8/27 (4) 2,035,000 1,967
Bank of New York Mellon, VR, 6.474%, 10/25/34 (8) 1,885,000 2,125
Banner Health, 1.897%, 1/1/31  670,000 583
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,857
Barclays, VR, 5.674%, 3/12/28 (4)(8) 750,000 769
BAT Capital, 4.39%, 8/15/37  1,385,000 1,254
BAT Capital, 5.834%, 2/20/31  810,000 857
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,643
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,605
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,269
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,929
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,356
BlackRock Funding, 4.70%, 3/14/29  785,000 806
BMW U.S. Capital, 4.65%, 8/13/29 (1) 835,000 840
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,290
BNP Paribas, VR, 2.871%, 4/19/32 (1)(8) 3,100,000 2,751
Boardwalk Pipelines, 4.45%, 7/15/27 (4) 385,000 386
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 779
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,507
Boston Properties, 3.65%, 2/1/26  1,165,000 1,148

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BPCE, 4.50%, 3/15/25 (1) 1,000,000 996
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,056
Bristol-Myers Squibb, 5.10%, 2/22/31 (4) 490,000 512
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 556
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,213
Broadcom, 5.05%, 7/12/29  3,600,000 3,708
Burlington Northern Santa Fe, 4.375%, 9/1/42 (4) 1,400,000 1,298
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 740
Cadence Design Systems, 4.30%, 9/10/29  965,000 969
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 516
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 411
Canadian National Railway, 5.85%, 11/1/33  1,155,000 1,275
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,555
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 886
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,310
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,193
Capital One Financial, VR, 6.051%, 2/1/35 (8) 365,000 386
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,537
Cardinal Health, 3.75%, 9/15/25  1,005,000 996
Carvana , 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(9) 286,193 299
Carvana , 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(9) 433,180 472
Carvana , 14.00%, 6/1/31, (14.00% PIK) (1)(9) 516,762 607
Caterpillar Financial Services, 5.00%, 5/14/27  3,320,000 3,412
CBRE Services, 5.50%, 4/1/29  555,000 580
Celulosa Arauco y Constitucion , 4.20%, 1/29/30 (1) 505,000 485
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 908
Charter Communications Operating, 4.908%, 7/23/25  569,000 568
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,553
Citigroup, VR, 4.075%, 4/23/29 (4)(8) 2,000,000 1,980
CMS Energy, 4.70%, 3/31/43  840,000 768
CMS Energy, 4.875%, 3/1/44  1,200,000 1,155
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 2,971
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,249
Comcast, 4.15%, 10/15/28  2,455,000 2,457
CommonSpirit Health, 2.76%, 10/1/24  960,000 960
CommonSpirit Health, 2.782%, 10/1/30  755,000 687
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,835
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 1,720
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,571
Crown Castle, 2.25%, 1/15/31  1,440,000 1,253
Crown Castle, 2.90%, 3/15/27  735,000 710
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 480
Cummins, 4.90%, 2/20/29  320,000 331

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVS Health, 1.875%, 2/28/31 (4) 1,745,000 1,463
CVS Health, 2.70%, 8/21/40  660,000 464
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1)(4) 2,155,000 2,120
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 2,940,000 2,924
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 395,000 411
Discover Bank, 2.70%, 2/6/30  2,000,000 1,789
Discover Financial Services, 3.75%, 3/4/25  590,000 587
DTE Energy, 5.10%, 3/1/29  2,570,000 2,645
Duke Energy, 2.65%, 9/1/26  640,000 622
Duke Energy, 3.75%, 9/1/46 (4) 500,000 397
Duke Energy, 4.85%, 1/5/27  2,660,000 2,700
Elevance Health, 4.65%, 1/15/43  915,000 857
Enbridge, 4.25%, 12/1/26  590,000 588
Enbridge, 5.625%, 4/5/34  770,000 809
Enbridge, 6.20%, 11/15/30  345,000 376
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 246
Energy Transfer, 3.75%, 5/15/30  765,000 730
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,261
Eni, 5.50%, 5/15/34 (1) 735,000 761
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,866
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 760
ERAC USA Finance, 3.85%, 11/15/24 (1) 435,000 434
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 463
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,247
Exelon, 5.15%, 3/15/29  590,000 610
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,068
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (8) 595,000 602
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 460,000 488
First American Financial, 4.60%, 11/15/24  415,000 414
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 1,310,000 1,306
FirstEnergy Transmission, 5.00%, 1/15/35 (1) 270,000 273
Fiserv, 3.20%, 7/1/26  1,100,000 1,080
Fiserv, 5.45%, 3/15/34  2,035,000 2,131
Ford Motor Credit, 5.125%, 11/5/26 (4) 1,265,000 1,270
Ford Motor Credit, 7.122%, 11/7/33  640,000 691
Foundry JV Holdco, 6.15%, 1/25/32 (1) 705,000 733
GATX, 6.05%, 3/15/34  1,675,000 1,803
General Motors, 4.00%, 4/1/25  1,120,000 1,114
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,964
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 902
Georgia Power, 5.004%, 2/23/27  685,000 699
Goldman Sachs Group, 6.75%, 10/1/37  700,000 805
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,146

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,300
Hasbro, 3.00%, 11/19/24  1,550,000 1,543
HCA, 4.125%, 6/15/29  1,895,000 1,869
HCA, 4.375%, 3/15/42  775,000 673
Health Care Service A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,020,000 1,059
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 1,027
Healthpeak OP, 2.125%, 12/1/28  655,000 600
Healthpeak OP, 2.875%, 1/15/31  360,000 326
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 1,752
HSBC Bank USA, 5.875%, 11/1/34  950,000 1,014
HSBC Holdings, VR, 5.719%, 3/4/35 (4)(8) 1,145,000 1,215
HSBC Holdings, VR, 7.399%, 11/13/34 (8) 1,445,000 1,655
Humana, 2.15%, 2/3/32 (4) 1,145,000 953
Humana, 3.70%, 3/23/29  1,120,000 1,088
Humana, 5.95%, 3/15/34  830,000 884
Hyundai Capital America, 2.00%, 6/15/28 (1)(4) 2,435,000 2,225
Hyundai Capital America, 5.35%, 3/19/29 (1) 240,000 247
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 450
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,117
Icon Investments Six, 5.849%, 5/8/29  290,000 305
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 1,055
Ingersoll Rand, 5.176%, 6/15/29  3,515,000 3,636
Intercontinental Exchange, 5.25%, 6/15/31  1,500,000 1,574
IQVIA, 6.25%, 2/1/29  730,000 775
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,430,000 3,395
JDE Peet's , 1.375%, 1/15/27 (1) 2,240,000 2,081
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,933
John Deere Capital, 4.40%, 9/8/31 (4) 2,230,000 2,242
John Deere Capital, 4.50%, 1/8/27  1,330,000 1,345
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,504
JPMorgan Chase, VR, 5.299%, 7/24/29 (8) 3,125,000 3,230
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,343
Kilroy Realty, 4.375%, 10/1/25  480,000 478
Kroger, 5.00%, 9/15/34  630,000 635
L3Harris Technologies, 3.832%, 4/27/25  570,000 567
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,541
Lloyds Banking Group, VR, 5.462%, 1/5/28 (4)(8) 1,015,000 1,038
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,340,000 2,397
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,313
McDonald's, 1.45%, 9/1/25  940,000 915
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 706
Microchip Technology, 5.05%, 3/15/29  805,000 827

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Micron Technology, 4.185%, 2/15/27  880,000 878
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,618
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,417
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,176
Mohawk Industries, 5.85%, 9/18/28  1,385,000 1,456
Mondelez International, 4.75%, 2/20/29 (4) 2,970,000 3,033
Moody's, 2.00%, 8/19/31 (4) 2,195,000 1,884
Morgan Stanley, 4.30%, 1/27/45  1,150,000 1,053
Morgan Stanley, 6.25%, 8/9/26  755,000 781
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 1,445,000 1,164
Morgan Stanley, VR, 5.656%, 4/18/30 (8) 3,540,000 3,732
Motorola Solutions, 5.00%, 4/15/29  800,000 821
National Bank of Canada, 5.60%, 12/18/28  2,560,000 2,676
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,075,000 1,101
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,639
NextEra Energy Capital Holdings, 5.749%, 9/1/25  680,000 687
NiSource, 3.49%, 5/15/27  1,730,000 1,699
NiSource, 3.95%, 3/30/48  1,775,000 1,450
Nucor, 2.70%, 6/1/30  455,000 419
Nucor, 3.95%, 5/1/28  1,996,000 1,986
Nutrien , 4.00%, 12/15/26  830,000 824
Occidental Petroleum, 5.375%, 1/1/32  1,285,000 1,304
Omnicom Group, 3.60%, 4/15/26  830,000 820
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,796
O'Reilly Automotive, 5.00%, 8/19/34  2,165,000 2,182
O'Reilly Automotive, 5.75%, 11/20/26  390,000 402
Owens Corning, 5.70%, 6/15/34 (4) 995,000 1,058
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,862
PACCAR Financial, 5.00%, 5/13/27  2,885,000 2,960
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,256
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,720
Perrigo Finance Unlimited, 4.90%, 6/15/30  1,510,000 1,461
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 726
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,154
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,436
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,115
Realty Income, 3.10%, 12/15/29  2,130,000 2,012
Realty Income, 3.95%, 8/15/27  1,490,000 1,483
RELX Capital, 3.00%, 5/22/30  945,000 883
Republic Services, 3.375%, 11/15/27  1,045,000 1,023
Republic Services, 5.00%, 12/15/33  2,235,000 2,300
RGA Global Funding, 5.448%, 5/24/29 (1) 1,630,000 1,692
Rogers Communications, 3.625%, 12/15/25  610,000 603

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,629
Roper Technologies, 2.95%, 9/15/29  380,000 358
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,076
Ross Stores, 1.875%, 4/15/31  450,000 382
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,328
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 557
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 1,365,000 1,292
Santander Holdings USA, VR, 6.342%, 5/31/35 (8) 725,000 760
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,529
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,127
Sempra, 3.30%, 4/1/25  835,000 827
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,597
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,481
Skandinaviska Enskilda Banken , 5.125%, 3/5/27 (1) 2,800,000 2,863
Solventum , 5.40%, 3/1/29 (1) 1,660,000 1,704
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 420,000 419
Southern, 5.70%, 3/15/34  1,540,000 1,654
Southern California Edison, 5.15%, 6/1/29  2,775,000 2,880
Southern Gas Capital, 4.95%, 9/15/34  1,525,000 1,538
Spectra Energy Partners, 3.375%, 10/15/26  480,000 473
Standard Chartered, VR, 1.822%, 11/23/25 (1)(8) 2,005,000 1,995
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 1,000,000 950
Standard Chartered, VR, 5.688%, 5/14/28 (1)(8) 640,000 657
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,992
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,093
Targa Resources, 5.50%, 2/15/35  745,000 769
Targa Resources Partners, 5.00%, 1/15/28  1,168,000 1,167
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,711
Texas Instruments, 1.375%, 3/12/25  650,000 640
Thomson Reuters, 3.35%, 5/15/26  405,000 398
Time Warner Cable, 6.55%, 5/1/37  450,000 444
Time Warner Cable, 6.75%, 6/15/39  530,000 529
TJX, 1.60%, 5/15/31  375,000 318
Toronto-Dominion Bank, 4.994%, 4/5/29 (4) 2,795,000 2,878
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 2,031
Toyota Motor Credit, 4.80%, 1/5/26 (4) 2,935,000 2,959
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,443
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,253
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 385
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 332
Travelers, 6.25%, 6/15/37  750,000 856
Trinity Health, 4.125%, 12/1/45  725,000 649

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Uber Technologies, 4.30%, 1/15/30  2,395,000 2,377
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  861,096 829
UnitedHealth Group, 3.75%, 7/15/25  645,000 643
UnitedHealth Group, 4.70%, 4/15/29  3,125,000 3,201
Verizon Communications, 2.10%, 3/22/28  460,000 429
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,829
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,680
VMware, 1.40%, 8/15/26  3,125,000 2,962
Vodafone Group, 4.25%, 9/17/50  775,000 646
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,864
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1) 1,395,000 1,382
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1)(4) 2,015,000 2,161
Vulcan Materials, 4.50%, 6/15/47  590,000 525
Walt Disney, 3.70%, 10/15/25  525,000 522
Waste Connections, 3.20%, 6/1/32  2,315,000 2,113
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,725
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 3,149
Wells Fargo, VR, 6.303%, 10/23/29 (8) 905,000 966
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,913
Williams, 5.10%, 9/15/45  1,735,000 1,648
Williams, 5.15%, 3/15/34  245,000 246
Willis North America, 4.50%, 9/15/28  1,370,000 1,372
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 726
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,150
Workday, 3.70%, 4/1/29  750,000 731
WP Carey, 3.85%, 7/15/29 (4) 1,470,000 1,426
Total Corporate Bonds (Cost $425,989) 411,300
EQUITY MUTUAL FUNDS  4.5%
T. Rowe Price Real Assets Fund - I Class (2) 13,700,128 213,585
Total Equity Mutual Funds (Cost $170,665) 213,585
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 487
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,446
Province of Alberta Canada, 4.50%, 1/24/34  2,760,000 2,824
Province of British Columbia Canada, 4.20%, 7/6/33  2,648,000 2,654
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,614
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,758
Republic of Peru, 5.375%, 2/8/35 (4) 660,000 677
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,019

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Mexican States, 2.659%, 5/24/31  3,439,000 2,961
United Mexican States, 3.50%, 2/12/34  2,315,000 1,975
Total Foreign Government Obligations & Municipalities
(Cost $20,596) 19,415
MUNICIPAL SECURITIES  0.8%
California  0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,387
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,753
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (10) 695,000 698
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,199
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 344
7,381
Georgia  0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,730
2,730
Illinois  0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 862
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%,
1/1/30  975,000 896
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 514
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 535
2,807
Maryland  0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,792
1,792
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,178
2,178
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 505
505
New York  0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  210,000 255
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Build America, 5.508%, 8/1/37  950,000 994

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 267
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  1,300,000 1,357
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 623
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  1,400,000 1,400
4,896
Ohio  0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,040,000 1,049
1,049
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  405,000 404
404
South Carolina  0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,101
2,101
Texas  0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,438
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 1,003
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%,
11/15/47  1,200,000 1,088
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49  1,900,000 1,633
5,162
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,447
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 731
3,178
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,213
2,213
Total Municipal Securities (Cost $39,042) 36,396
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.8%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO,
ARM, 1.518%, 5/25/65 (1) 235,494 215
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (1) 824,036 712
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (1) 830,598 709

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67 (1) 1,802,657 1,787
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  1,860,000 1,963
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 828,685 755
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
8.10%, 9/25/29, Acquisition Date: 8/29/24, Cost $1,785 (7) 1,785,000 1,785
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.371%, 11/15/34 (1) 605,000 12
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  285,000 302
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A,
ARM, 1M TSFR + 1.342%, 6.438%, 2/15/39 (1) 3,254,374 3,228
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM,
6.526%, 5/15/57  455,000 491
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  3,135,000 3,301
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759%,
7/15/57  3,295,000 3,567
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (1) 2,025,000 1,666
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (1) 800,000 544
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 805,034 703
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  3,700,000 3,668
Commercial Mortgage Trust, Series 2017-PANW, Class A,
3.244%, 10/10/29 (1) 1,340,000 1,301
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 6.28%, 5/25/44 (1) 641,835 642
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, STEP,
6.147%, 7/25/69 (1) 380,126 386
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (1) 133,858 129
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 590,503 552
Ellington Financial Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.931%, 6/25/66 (1) 498,628 418
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 6.591%, 7/15/38 (1) 1,091,518 1,089
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K057, Class A1, 2.206%, 6/25/25  147,640 146
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  522,680 515

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  10,510,000 9,394
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  4,580,000 4,450
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  3,645,000 3,712
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K753, Class A2, 4.40%, 10/25/30  6,100,000 6,193
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO,
ARM, 2.50%, 7/25/51 (1) 2,224,542 1,872
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 74,508 69
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 940
GS Mortgage Securities Trust, Series 2018-GS9, Class A4,
ARM, 3.992%, 3/10/51  1,250,000 1,218
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.918%, 10/25/50 (1) 264,993 233
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  2,023,395 1,996
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%,
6.831%, 10/15/33 (1) 2,510,000 2,435
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 653
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 495,867 455
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 574,460 527
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.312%, 4/15/38 (1) 3,015,762 2,999
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,337
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS, 4.068%, 12/15/47  2,775,000 2,713
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,862
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-
2, Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 450,269 374
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (1) 1,650,430 1,428
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 143,309 131
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 6.069%, 10/25/59 (1) 46,658 47

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.185%, 12/25/49 (1) 1,230,299 1,060
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,791,114 1,615
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.488%, 5/15/39 (1) 1,060,000 1,055
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 148,930 142
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 9,005 9
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A3, CMO, ARM, 2.916%, 9/27/49 (1) 398,398 392
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (1) 249,467 236
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 6.13%, 11/25/41 (1) 909,099 908
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.53%, 5/25/44 (1) 950,175 951
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 83,433 82
Towd Point Mortgage Trust, Series 2024-1, Class A1, CMO,
ARM, 4.526%, 3/25/64 (1) 2,301,995 2,327
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO,
ARM, 5.134%, 7/25/65 (1) 96,439 97
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.688%, 6/15/39 (1) 170,000 169
Verus Securitization Trust, Series 2019-4, Class A1, CMO,
STEP, 3.642%, 11/25/59 (1) 180,716 178
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59 (1) 332,736 328
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (1) 377,003 341
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 971,887 978
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (1) 1,434,446 1,454
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $91,228) 87,946

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing . h.c . F. Porsche (EUR)  48,957 3,912
Total Consumer Discretionary 3,912
Total Preferred Stocks (Cost $4,177) 3,912
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.5%
U.S. Government Agency Obligations  5.7%
Federal Home Loan Mortgage
2.50%, 5/1/30  528,710 511
3.00%, 1/1/29 - 8/1/43  2,792,625 2,599
3.50%, 3/1/42 - 3/1/46  4,584,284 4,376
4.00%, 9/1/40 - 6/1/42  1,411,405 1,396
4.50%, 6/1/39 - 5/1/42  825,756 836
5.00%, 12/1/35 - 8/1/40  380,718 391
5.50%, 1/1/38 - 12/1/39  119,991 124
6.00%, 2/1/28 - 8/1/38  12,727 13
6.50%, 8/1/32  5,294 6
7.00%, 6/1/32  10,610 11
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.65%, 10/1/36  2,928 3
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  12,768 13
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  12,060 12
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  12,215 12
RFUCCT1Y + 1.944%, 6.205%, 12/1/36  30,712 31
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  19,683 20
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  736,853 661
2.00%, 8/1/36 - 5/1/52  20,931,571 17,614
2.50%, 3/1/42 - 5/1/52  29,350,885 25,552
3.00%, 11/1/34 - 1/1/52  3,102,182 2,835
3.50%, 6/1/33  215,312 213
4.00%, 12/1/49 - 2/1/50  1,591,113 1,547
4.50%, 9/1/37 - 11/1/52  2,897,228 2,852
5.00%, 10/1/51 - 7/1/54  3,739,616 3,744
5.50%, 8/1/53 - 9/1/54  3,762,133 3,822
6.50%, 10/1/53 - 1/1/54  1,200,404 1,243
7.00%, 6/1/54  425,478 445

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  1,933,966 1,841
4.00%, 11/1/40  546,112 543
4.50%, 7/1/40  391,664 393
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.553%, 6.911%, 7/1/35  8,341 8
RFUCCT1Y + 1.855%, 6.105%, 1/1/37  2,661 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,998,936 6,135
2.00%, 5/1/36 - 5/1/52  67,691,804 57,355
2.50%, 10/1/31 - 5/1/52  31,511,884 27,837
3.00%, 1/1/27 - 3/1/52  26,152,072 24,268
3.50%, 11/1/26 - 1/1/52  15,886,266 15,106
4.00%, 11/1/40 - 9/1/52  12,063,186 11,771
4.50%, 4/1/37 - 7/1/53  10,117,548 10,060
5.00%, 2/1/34 - 7/1/53  5,133,994 5,168
5.50%, 2/1/35 - 5/1/54  10,752,707 10,942
6.00%, 3/1/28 - 8/1/54  14,703,155 15,144
6.50%, 1/1/28 - 1/1/54  2,522,491 2,615
7.00%, 9/1/25 - 3/1/54  429,665 449
7.50%, 9/1/26  47 —
8.00%, 7/1/26  56 —
UMBS, TBA (11)
5.00%, 10/1/54  11,190,000 11,183
6.00%, 10/1/54  510,000 521
6.50%, 10/1/54  3,110,000 3,206
275,430
U.S. Government Obligations  1.8%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  761,830 685
2.00%, 1/20/51 - 3/20/52  17,647,021 14,969
2.50%, 8/20/50 - 1/20/52  18,130,624 15,980
3.00%, 9/15/42 - 6/20/52  13,793,186 12,622
3.50%, 9/15/41 - 1/20/49  8,687,225 8,286
4.00%, 2/15/41 - 10/20/52  8,479,545 8,263
4.50%, 6/15/39 - 4/20/53  5,899,183 5,880
5.00%, 12/20/34 - 8/20/52  5,142,102 5,224
5.50%, 2/20/34 - 3/20/49  1,143,587 1,178
6.00%, 8/20/34 - 4/15/36  46,185 49
6.50%, 3/15/26  117 —
7.50%, 9/15/25 - 9/15/26  863 —
8.00%, 8/15/25 - 11/15/25  1,385 1
8.50%, 6/20/25 - 6/20/26  685 —

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  130,352 121
3.50%, 10/20/50  1,010,000 877
Government National Mortgage Assn., TBA (11)
2.50%, 10/20/54  1,305,000 1,150
4.50%, 10/20/54  1,795,000 1,772
5.00%, 10/20/54  650,000 651
5.50%, 10/20/54  7,060,000 7,128
6.00%, 10/20/54  850,000 864
85,700
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $375,174) 361,130
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  7.9%
U.S. Treasury Obligations  7.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,132
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,331
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,413
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 5,356
U.S. Treasury Bonds, 2.00%, 2/15/50  28,385,000 18,495
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 4,376
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,881
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,586
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,249
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 12,545
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,402
U.S. Treasury Bonds, 3.00%, 11/15/44  3,200,000 2,669
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,846
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 9,277
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 942
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,626
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 3,165
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,258
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,200
U.S. Treasury Bonds, 3.625%, 5/15/53  15,630,000 14,223
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,447
U.S. Treasury Bonds, 3.875%, 5/15/43  4,035,000 3,885
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,878
U.S. Treasury Bonds, 4.25%, 2/15/54  4,025,000 4,102
U.S. Treasury Bonds, 4.25%, 8/15/54  2,355,000 2,405
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 10,130
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 14,179

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 0.75%, 3/31/26  3,200,000 3,060
U.S. Treasury Notes, 0.75%, 8/31/26  5,640,000 5,339
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,081
U.S. Treasury Notes, 0.875%, 6/30/26  19,210,000 18,301
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 4,911
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,496
U.S. Treasury Notes, 1.875%, 2/28/27  24,230,000 23,268
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,336
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 26,542
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 15,289
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,771
U.S. Treasury Notes, 3.625%, 5/31/28 (12) 29,365,000 29,411
U.S. Treasury Notes, 3.625%, 8/31/29  12,095,000 12,133
U.S. Treasury Notes, 3.875%, 8/15/34  3,305,000 3,328
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,283
U.S. Treasury Notes, 4.00%, 6/30/28  8,590,000 8,719
U.S. Treasury Notes, 4.00%, 2/15/34  14,380,000 14,629
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 8,127
U.S. Treasury Notes, 4.125%, 10/31/27  19,030,000 19,333
U.S. Treasury Notes, 4.25%, 2/28/29  8,065,000 8,289
U.S. Treasury Notes, 4.25%, 6/30/29  4,835,000 4,977
U.S. Treasury Notes, 4.50%, 5/31/29  2,200,000 2,288
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,812
376,721
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $408,742) 376,721
SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  1.3%
T. Rowe Price Treasury Reserve Fund, 4.94% (2)(13) 62,128,894 62,129
Total Short-Term Investments (Cost $62,129) 62,129
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.97% (2)(13) 34,453,038 34,453
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 34,453

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.97% (2)(13) 39,507,715 39,508
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 39,508
Total Securities Lending Collateral (Cost $73,961) 73,961
Total Investments in Securities  102.0%
(Cost $3,335,595) $ 4,876,491
Other Assets Less Liabilities (2.0)% (97,153)
Net Assets 100.0% $ 4,779,338
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $170,470 and represents 3.6% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) All or a portion of this security is on loan at September 30, 2024.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,799 and represents 0.1% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Assured Guaranty Municipal Corporation
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $26,475 and represents 0.6% of net assets.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(12) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 27,500 631 592 39
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 25,000 567 574 (7)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 32
Total Centrally Cleared Swaps 32
Net payments (receipts) of variation margin to date (34)
Variation margin receivable (payable) on centrally cleared swaps $ (2)
** Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 426 U.S. Treasury Notes five year contracts 12/24 46,810 $ 40
Long, 30 U.S. Treasury Notes ten year contracts 12/24 3,428 5
Long, 423 U.S. Treasury Notes two year contracts 12/24 88,087 (111)
Short, 144 Ultra U.S. Treasury Notes ten year
contracts 12/24 (17,035) 224
Net payments (receipts) of variation margin to date (412)
Variation margin receivable (payable) on open futures contracts $ (254)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.93%  $ — $ 1,031 $ 75
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.37%  (308) 3,442 10,465
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.81%  — 460 65
T. Rowe Price Real Assets Fund - I Class  — 21,569 —
T. Rowe Price Government Reserve Fund,
4.97% — — —++
T. Rowe Price Treasury Reserve Fund, 4.94% — — 2,951
Totals $ (308)# $ 26,502 $ 13,556+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.93%  $ 15 $ 22,075 $ — $ 23,121
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.37%  203,169 13,327 2,808 217,130
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 2.81%  111 10,556 — 11,127
T. Rowe Price Real Assets
Fund - I Class  179,767 12,249 — 213,585
T. Rowe Price Government
Reserve Fund, 4.97% 47,322  ¤  ¤ 73,961
T. Rowe Price Treasury
Reserve Fund, 4.94% 62,473  ¤  ¤ 62,129
Total $ 601,053^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $13,556 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $569,318.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Balanced Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,344,568 $ — $ 1,344,568
Bond Mutual Funds 251,378 — — 251,378
Common Stocks 2,100,789 824,155 575 2,925,519
Convertible Preferred Stocks — — 1,439 1,439
Equity Mutual Funds 213,585 — — 213,585
Preferred Stocks — 3,912 — 3,912
Short-Term Investments 62,129 — — 62,129
Securities Lending Collateral 73,961 — — 73,961
Total Securities 2,701,842 2,172,635 2,014 4,876,491
Swaps* — 39 — 39
Futures Contracts* 269 — — 269
Total $ 2,702,111 $ 2,172,674 $ 2,014 $ 4,876,799
Liabilities
Swaps* $ — $ 7 $ — $ 7
Futures Contracts* 111 — — 111
Total $ 111 $ 7 $ — $ 118
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F68-054Q3 09/24